UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Profit or loss [abstract]
Revenue (Note 14)	$ 70,333	$ 61,622	$ 204,603	$ 179,650
Cost of revenue (Note 15)	14,575	12,132	43,044	35,111
Gross profit	55,758	49,490	161,559	144,539
Operating expenses
General and administrative	9,224	9,173	30,048	26,292
Sales and marketing	18,691	17,600	62,539	58,348
Research and development	11,715	11,905	40,162	38,007
Share-based compensation (Note 12)	2,358	1,925	6,098	4,447
Foreign exchange loss	89	96	3,818	1,161
Depreciation and amortization (Notes 6, 7 and 8)	2,395	743	6,520	2,388
Operating expenses	44,472	41,442	149,185	130,643
Operating income	11,286	8,048	12,374	13,896
Finance costs (income), net (Note 10)	1,397	(198)	2,891	(1,388)
Other income, net	0	0	0	(2)
Income before income taxes	9,889	8,246	9,483	15,286
Income tax expense (recovery)	463	2,137	(582)	4,627
Net income	9,426	6,109	10,065	10,659
Item that may be reclassified subsequently to income:
Exchange loss (gain) on translation of foreign operations	743	91	(1,423)	(1,072)
Comprehensive income	$ 8,683	$ 6,018	$ 11,488	$ 11,731
Earnings (loss) per share - basic (Note 13) (in dollars per share)	$ 0.38	$ 0.21	$ 0.38	$ 0.36
Earnings (loss) per share - diluted (Note 13) (in dollars per share)	$ 0.37	$ 0.21	$ 0.38	$ 0.35
Weighted average number of common shares outstanding - basic (Note 13) (in shares)	24,956,337	28,746,111	26,150,884	29,517,317
Weighted average number of common shares outstanding - diluted (Note 13) (in shares)	25,624,604	29,460,738	26,701,428	30,200,616